Derivative Financial Instruments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) bbl	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Commodity derivatives deposits	$ 27,415,000	$ 0
Debt Instrument, Face Amount	4,750,000,000	4,300,000,000
Net payment on financial derivatives	33,342,000	(24,619,000)	$ 0
Commodity derivatives deposits	0	37,328,000
Interest Expense [Member]
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	(3,200,000)
3.95% Notes due 2050 [Member]
Derivative [Line Items]
Debt Instrument, Face Amount	$ 500,000,000.0	0
Debt Instrument, Interest Rate, Stated Percentage	3.95%
Net payment on financial derivatives	$ 25,300,000
4.85% Notes Due 2049 [Member]
Derivative [Line Items]
Debt Instrument, Face Amount	$ 500,000,000.0	0
Debt Instrument, Interest Rate, Stated Percentage	4.85%
Net payment on financial derivatives	$ 8,000,000.0
Interest Rate Contract [Member] | Future Debt Issuance 2018 [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative, Notional Amount		200,000,000.0
Net payment on financial derivatives		$ (24,600,000)
Energy Related Derivative [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | bbl	30,000
Derivative Liability	$ 17,300,000